STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Shares [Member]	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013	$ 41	$ 17	$ 34,811	$ 155	$ 10,822	$ 45,846
Balance, shares at Dec. 31, 2013	15,958,290	7,019,352
Exercise of options and vested RSU's granted to employees		$ 1	189			190
Exercise of options and vested RSU's granted to employees, shares		255,562
Other comprehensive income (loss), net of tax				(488)		(488)
Share-based compensation expense			1,573			1,573
Exercise of warrants for preferred shares	$ 1		7,194			7,195
Exercise of warrants for preferred shares, shares	493,360
Conversion of preferred shares	$ (42)	$ 44	(2)
Conversion of preferred shares, shares	(16,451,650)	17,062,438
Issuance of ordinary shares upon public offering, net		$ 17	88,451			88,468
Issuance of ordinary shares upon public offering, net, shares		6,164,000
Tax benefit related to share-based compensation and issuance expenses			2,270			2,270
Net income					9,954	9,954
Balance at Dec. 31, 2014		$ 79	134,486	(333)	20,776	155,008
Balance, shares at Dec. 31, 2014		30,501,352
Exercise of options and vested RSU's granted to employees		$ 5	1,819			1,824
Exercise of options and vested RSU's granted to employees, shares		1,888,487
Other comprehensive income (loss), net of tax				240		240
Share-based compensation expense			7,049			7,049
Issuance of ordinary shares upon public offering, net		$ 2	52,573			52,575
Issuance of ordinary shares upon public offering, net, shares		900,000
Tax benefit related to share-based compensation and issuance expenses			4,180			4,180
Net income					25,794	25,794
Balance at Dec. 31, 2015		$ 86	200,107	(93)	46,570	246,670
Balance, shares at Dec. 31, 2015		33,289,839
Exercise of options and vested RSU's granted to employees		$ 2	2,501			2,503
Exercise of options and vested RSU's granted to employees, shares		960,751
Other comprehensive income (loss), net of tax				(82)		(82)
Share-based compensation expense			17,535			17,535
Tax benefit related to share-based compensation			1,466			1,466
Net income					28,124	28,124
Balance at Dec. 31, 2016		$ 88	$ 221,609	$ (175)	$ 74,694	$ 296,216
Balance, shares at Dec. 31, 2016		34,250,590